UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT

COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:   811-03101

__________________________CALVERT MANAGEMENT SERIES__________________________

(Exact name of registrant as specified in Charter)

__________4550 Montgomery Ave., Suite 1000N, Bethesda, MD  20814_____________

(Address of principal executive offices) (Zip Code)

___Maureen A. Gemma, Esq., Two International Place, Boston, MA  02110_____

(Name and address of agent for service)

 REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:

301-951-4800

 DATE OF FISCAL YEAR END:

12/31

 DATE OF REPORTING PERIOD:

07/01/2016 - 06/30/2017

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-03101

Reporting Period: 07/01/2016 - 06/30/2017

Calvert Management Series

================ Calvert Tax-Free Responsible Impact Bond Fund =================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

======================= Calvert Unconstrained Bond Fund ========================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

========== END NPX REPORT

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)

Calvert Management Series

By (Signature & Title) /s/ John H. Streur, President-Principal Executive Officer

Name

John H. Streur

Title

President – Principal Executive Officer

Date

08/16/2017